Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Federal and state net operating losses	$ 12,700,000	$ 14,000,000
Operating Loss Carry forwards Expiration Period	The net operating loss carry forwards, if not utilized, will expire from 2029 to 2034 for federal purposes.
Percentage of ownership changes	50.00%
Description for Section 382 limitation One	approximately $5,700,000 of federal NOLs not being realizable
Description for Section 382 limitation two	the reversal of approximately $2,200,000 of net operating loss deferred tax assets.